Leases (Details) - Schedule of carrying amounts of right-of-use assets - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Leases (Details) - Schedule of carrying amounts of right-of-use assets [Line Items]
Beginning balance		¥ 14,918
Additions (Unaudited)	¥ 9,413	2,734
Depreciation charge (Unaudited)	(1,838)	(4,139)
Lease termination (Unaudited)	(849)	(10,453)
Ending balance	9,786	3,060
Buildings [member]
Leases (Details) - Schedule of carrying amounts of right-of-use assets [Line Items]
Beginning balance		4,318
Additions (Unaudited)	9,413	2,259
Depreciation charge (Unaudited)	(1,838)	(3,443)
Lease termination (Unaudited)	(849)	(74)
Ending balance	9,786	3,060
Music Education Equipment [Member]
Leases (Details) - Schedule of carrying amounts of right-of-use assets [Line Items]
Beginning balance		10,600
Additions (Unaudited)		475
Depreciation charge (Unaudited)		(696)
Lease termination (Unaudited)		(10,379)
Ending balance